ASSET DECOMMISSIONING OBLIGATION - (Details) - BRL (R$) R$ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2019	Oct. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
ASSET DECOMMISSIONING OBLIGATION
Decommisioning, Total Cost Estimate			R$ 6,475,093
Decommisioning, Adjustment to Present Value			(3,206,792)
Decommisioning, Present Value Estimate			R$ 3,268,301	R$ 3,040,011
Useful life			40 years
Angra 1 plant
ASSET DECOMMISSIONING OBLIGATION
Decommisioning, Total Cost Estimate			R$ 3,017,913
Decommisioning, Adjustment to Present Value			(1,176,570)
Decommisioning, Present Value Estimate			1,841,343	1,717,823
Useful life	60 years	40 years
Angra 2 Plant
ASSET DECOMMISSIONING OBLIGATION
Decommisioning, Total Cost Estimate			3,457,180
Decommisioning, Adjustment to Present Value			(2,030,222)
Decommisioning, Present Value Estimate			R$ 1,426,958	R$ 1,322,188
Discount rate (as a percent)			7.57%